Derivatives And Hedging Activities - Additional Information (Detail) (New Senior Secured Credit Facility, USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Jun. 27, 2011
New Senior Secured Credit Facility
Derivative [Line Items]
Interest rate swap, notional amount	$ 353	$ 353
Fixed rate of interest under interest rate swap	5.17%	5.17%
Interest rate swap agreements description	2.17% plus the 3% margin percentage